Summary of Significant Accounting Policies (Details 2) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,926,610	1,717,936	740,431
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
[custom:AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount1]		829,500
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	802,830	888,436	30,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,075,000	829,500	710,431
[custom:AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmountOne]		888,436
R S U [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	48,780